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                                                                 October 4, 2007

VIA FEDERAL EXPRESS

Office of Emerging Growth Companies
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Susann Reilly, Attorney

MAIL STOP 3561

               RE: SEGUSO HOLDINGS, INC.
                   FORM SB-2 AMENDMENT 3 FILED JULY 27, 2007
                   FILE NO. 333-122697

Dear Susan Reilly:

          On behalf of Seguso Holdings, Inc. (the "Company"), we are hereby responding to the August 28, 2007 Comments of the Staff of the Securities and Exchange Commission (the "Commission") with respect to the filing by the Company of its Registration Statement on Amendment No. 3 to Form SB-2 (the "Registration Statement"), File No. 333-122697, first filed by the Company with the Commission on February 10, 2005. The Company's responses are set forth below.

          We have included two hard copies of Amendment No. 4 to the Registration Statement, one clean version and one markup version showing the changes made to Amendment No. 3 to the Registration Statement, as filed with the Commission electronically today. Capitalized terms not otherwise defined in this letter are used here as defined in the Registration Statement.

RISK FACTORS, PAGE 5

     1. In the last risk factor, please quantify the expected liability owed to Mr. Seguso, which the target would or may need to agree to repay in any acquisition.

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Seguso Holdings, Inc.
October 4, 2007
Page 2


          The last risk factor has been amended to include this additional disclosure.

USE OF PROCEEDS. PAGE 9

     2. Disclose whether or not the registrant must pay interest on the $6,100 loan from Mr. Seguso, This information is disclosed neither in this section of the prospectus nor in the agreement filed as exhibit 10.2 to this registration statement.

          The "Use of Proceeds" section has been amended to reflect that such loan is on non-interest basis.

PLAN OF OPERATION PAGE 9

     3. Please quantify the amount of accrued expenses as of the date of the most recent financial statements. Please describe and quantify the principal expenses included in this amount.

          The "Plan of Operation" section has been amended to describe and quantify amount of accrued expenses which mainly consist of legal and accounting fees.

     4. According to the use of proceeds disclosure, Mr. Seguso has verbally agreed to advance additional amounts to Seguso Holdings to cover expenses over the $12,600 already advanced. Given the amount of accrued expenses at June 30, 2007, please explain the plans of company to seek additional advances from Mr. Seguso.

          On September 1, 2007, Mr. Seguso agreed to advance $74,000 to cover expenses accrued through August 31, 2007 pursuant to the Letter Agreement filed with Amendment No. 4 to Form SB-2. See Exhibit 10.5 of Amendment No. 4 to Form SB-2 and the "Plan of Operation" section, including such revised disclosures.

     5. We reissue prior comment number 11 of our letter dated March 12, 2007, which comment states: "Please disclose the principal terms of the consulting agreement with Meyers Associates." In this regard, we note the statements under "Certain Relationship and Related Transactions" regarding compensation payable to Meyers. Please explain these statements fully. Any material risk should be disclosed in the risk factors section.

          The disclosure in both "Plan of Operation" and under "Certain Relationships and Related Transactions" has also been revised to reflect material terms of Consulting Agreement and elaborate upon the manner in which compensation is intended to be paid to Meyers Associates thereunder.

          We have also added a risk factor to provide for the possibility that Meyers Associates will not provide a suitable candidate and even if they do, that the company may not be able to consummate the acquisition with such candidate, and that costs and expenses payable to Meyers Associates, which cannot reasonably be estimated at this time, may result in increased risks to operations in the event such costs and expenses are higher than would reasonably be expected for such services.

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Seguso Holdings, Inc.
October 4, 2007
Page 3


ADDITIONAL INFORMATION, PAGE 25

     6. We reissue prior comment number 21 of our letter dated March 12, 2007, Although your response to prior comment number 21 states that you have removed your reference to exhibits in the second paragraph of the "Additional Information" section, the disclosure continues to include the following:

               Statements contained in this prospectus as to the content of any contract or other document referred to are not necessarily complete, each such statement is qualified by reference to such contract or document.

          The disclosure has been revised to reflect this comment and we have removed language qualifying disclosure by reference to exhibits.

INTERIM FINANCIAL STATEMENTS

     7. Please disclose in a note to any interim financial statements a brief description of the basis of presentation of the interim financial statements and also include an affirmative statement to the effect that the financial statements include all adjustments which in the opinion of management are necessary in order to make the financial statements not misleading. Refer to Instruction 2 to Item 310(b) of Regulation S-B.

          We have added "Note 2 - Basis of Presentation" to the unaudited financial statements of the Company for the eight months ended August 31, 2007 to reflect this comment.

OTHER REGULATORY

     8. Please provide a current consent of your independent account in any amendment to the registration statement.

          Exhibit 23.2 (Consent of Independent Account) to Amendment No. 4 to Form SB-2 is current as of the date of this filing.

                                        Very truly yours,

                                        PHILLIPS NIZER LLP

                                        /s/ Elliot H. Lutzker

                                        Elliot H. Lutzker